Condensed Statements of Operations - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 446,425	$ 299,873
Administrative expenses - related party	30,000	50,000
Loss from operations	(476,425)	(349,873)
Change in fair value of derivative warrant liabilities	22,137,870	(28,525,220)
Financing costs allocated to derivative warrant liabilities		(964,140)
Interest earned on investments held in Trust Account	48,655	209,593
Net income (loss)	$ 21,710,100	(29,629,640)
Common Class A
Net income (loss)		$ 210,000
Basic weighted average shares outstanding (in shares)	41,400,000	41,400,000
Diluted weighted average shares outstanding (in shares)	41,400,000	41,400,000
Basic net income per share (in usd per share)	$ 0.00	$ 0.01
Diluted net income per share (in usd per share)	$ 0.00	$ 0.01
Common Class B
Net income (loss)		$ (350,000)
Basic weighted average shares outstanding (in shares)	10,350,000	10,350,000
Diluted weighted average shares outstanding (in shares)	10,350,000	10,350,000
Basic net income per share (in usd per share)	$ 2.09	$ (2.88)
Diluted net income per share (in usd per share)	$ 2.09	$ (2.88)